Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities:
Net loss	$ (26,781,651)	$ (52,152,740)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	6,936	8,405
Amortization	4,466	4,762
Reversal of investment impairment	(3,346,760)
Provisions for loan losses	25,198,186	47,636,098
Fair value changes in warrant liabilities	33,023
Changes in operating assets and liabilities:
Interest and fee receivables	(2,208,313)	(15,485)
Other assets	745,693	223,981
Taxes payable	249,244	(62,119)
Other liabilities	5,070,361	3,496,174
Net Cash Used in Operating Activities	(1,028,815)	(860,924)
Cash Flows from Investing Activities:
Originated loans disbursement	(44,211,271)	(330,017)
Repayment of loans from customers	60,445,167	613,527
Purchases of property and equipment	(638)
Net Cash Provided by Investing Activities	16,233,258	283,510
Cash Flows from Financing Activities:
Repayment of short-term bank borrowings	(7,369)	(21,216)
Proceeds from a third party	103,159
Proceeds from secured loans	44,211,271
Repayments of secured loans	(60,422,070)
Net Cash Used in Financing Activities	(16,115,009)	(21,216)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	4,518	(628)
Net change in Cash and Cash Equivalents	(906,048)	(599,258)
Cash and Cash Equivalents at Beginning of period	1,311,749	1,220,380
Cash and Cash Equivalents at End of Period	405,701	621,122
Supplemental Cash Flow Information
Cash paid for interest expense
Cash paid for income tax	$ 5,675